UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

Jackson Square All-Cap Growth Fund
IS Class Shares – JSSSX

Jackson Square Global Growth Fund
IS Class Shares – JSPUX
Institutional Class Shares – JSPTX

Jackson Square Large-Cap Growth Fund
IS Class Shares – DPLGX
Institutional Class Shares – JSPIX
Investor Class Shares – JSPJX

Jackson Square Select 20 Growth Fund
IS Class Shares – DPCEX

Jackson Square SMID-Cap Growth Fund
IS Class Shares – DCGTX
Institutional Class Shares – JSMTX
Investor Class Shares – JSMVX

Semi-Annual Report

www.jspfunds.com	April 30, 2018

Jackson Square Funds

June, 2018

Dear Shareholders:

Jackson Square Partners, LLC (“Jackson Square”), a U.S. registered investment adviser, is the adviser to the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund.

Market Outlook

After a period of relatively low volatility and significant positive absolute returns in the equity market over the past several years, some measures of volatility emerged during the period. The volatility appeared to be both technical and fundamental, leaving investors continuing to struggle with accurately predicting the pace of global economic recovery and assessing external factors that threaten economic fundamentals, such as central bank actions and fiscal policy debates across the globe. In any given period, the markets oscillate quickly from sector rotations to stock differentiation and then back again. The result can sometimes be investor focus on equities as an asset class as opposed to a focus on company-specific fundamentals.

Furthermore, President’s Trump’s unconventional style as a head of state and current questions and investigations surrounding his administration may hamper significant policy change.  In the short term, we are mindful of the potential macroeconomic implications of Trump policy shifts, e.g. economic growth, higher corporate and personal incomes from lower tax rates, etc.  More recently, President Trump’s comments and public positioning on global trade has created more investor concerns about how a potential global trade war might impact the pace of economic growth.  We believe it is too early to determine the long term magnitude of such outcomes but we will closely monitor President Trump’s tenure with a keen eye on the execution of significant policy shifts.

Nonetheless, regardless of policy outcomes, we remain consistent in our long-term investment philosophy:

We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Jackson Square All-Cap Growth Fund

Jackson Square All-Cap Growth Fund (the “All-Cap Growth Fund”)

For the period November 1, 2017 through April 30, 2018 (the “Period”), the Jackson Square All-Cap Growth Fund IS Class shares returned 2.76%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 3000® Growth Index, returned 5.66%. Strong relative performance in industrials was unable to overcome weak relative performance in the consumer discretionary sector.  On a stock specific level, the following were the most significant contributors and detractors during the period.

The Charles Schwab Corporation, a bank and brokerage firm, was a contributor to performance during the period. As a relatively high level tax player, it’s expected that Schwab will benefit from a lower tax rate under the new tax law. Additionally, while we believe investment consensus is appropriately encouraged by the increase in profitability as a result of higher interest rates, we think consensus continues to underestimate Schwab’s organic inflows for the next 5-10 years as financial advisors leave traditional brokerage firms and drive client assets into independent platforms. Furthermore, changing the cash sweep methodology into the company’s bank sweep vehicle will likely drive upside earnings potential. Finally, management owns significant stock and has incentives that are partly based on return on capital measurements.

Bioverativ Inc., a biotech company, specializing in the discovery, development, and delivery of therapies for the treatment of hemophilia, was a contributor to performance during the period. Sanofi, a global pharmaceutical company based in France, agreed to buy Bioverativ for $11.6bn, representing a 64% premium to the previous day’s closing. As a leader in specialty care, Sanofi intends to leverage Bioverativ’s clinical expertise and portfolio in rare blood disorders. Overall, we were pleased with the premium offered.

Element Fleet Management Corporation, the largest North American corporate fleet manager, was a detractor from performance during the period. In recent months, the company has been under pressure from activist investors urging the company to explore a sale after disappointing earnings. However, a sale is complicated by how much additional leverage can be added to its fleet leasing business. In addition, management made a series of puzzling decisions to address its challenges which were different than originally planned.  We exited the stock given the increased fundamental risk.

Biogen, Inc., a biotechnology company focused on neurodegenerative diseases, was a detractor from performance during the period. The company added patients to a phase 3 trial of their primary Alzheimer’s asset trial, increasing the sample size in order to generate further statistical significance. While the market reacted negatively, we do not believe that trial expansion is necessarily a negative indicator for the drug. The expansion of the sample size could be for various reasons, including potential positive news that patients receiving the drug improved even more than anticipated. We believe that the sell-off related to this perceived but unconfirmed trial set back is overblown and that the company’s existing product offerings, attractive and robust pipeline, and progress in the ever-growing field of neurodegenerative/cognitive impairment diseases, should continue to drive growth in the long-term.

Jackson Square All-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2018

	1 year	Since Inception(1)
IS Class	14.35%	12.64%
Russell 3000® Growth Index(2)	18.78%	20.62%

(1)	The IS Class commenced operations on September 19, 2016.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Jackson Square All-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2018
(% of net assets)

Microsoft	8.5%
Alphabet – Class A & C	4.8%
PayPal Holdings	4.7%
New York Times – Class A	4.4%
Charles Schwab	3.9%
Biogen	3.6%
FedEx	3.2%
Visa – Class A	3.0%
Take-Two Interactive Software	2.9%
eBay	2.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Global Growth Fund

Jackson Square Global Growth Fund (the “Global Growth Fund”)

For the period November 1, 2017 through April 30, 2018 (the “Period”), the Jackson Square Global Growth Fund IS Class shares returned 1.98%. The Fund’s Institutional shares returned 1.98%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the MSCI All Country World Index (Net Dividends), returned 3.56%.  Strong relative performance in information industrials and information technology was unable to offset weak relative performance in consumer discretionary and healthcare. On a stock specific level, the following were the most significant contributors and detractors during the period.

Scout24 AG operates as a platform and as a service company specializing in the real estate and automotive sectors in Europe and was a contributor to performance during the period. The company reported strong earnings and forward guidance on the last day of March, sending the stock up over 6% in one trading day. Listings and customer engagement in the auto and real estate products were strong and an increased access through mobile devices strengthened customer engagement, leading to strong financial performance.

MercadoLibre, Inc., a top online retailer in Latin America, was a contributor to performance during the period. The company reported positive 3Q17 earnings, beating revenue and earnings per share (EPS) estimates. Items sold were up 55.8% year-over-year (YOY) and unique buyer growth was up 31.1% YOY.  Overall, as the digital marketplace leader in LATAM, we believe that MercadoLibre is well positioned to benefit from the secular growth of ecommerce within the region.

Micro Focus International plc, a software and service company that provides enterprise application management solutions, detracted from performance during the period. The company reported weak earnings and guidance, and announced surprise changes to the senior management team. The difficulties are a result of a difficult integration process from the Hewlett Packard Enterprise merger undertaken last year, which has proved to be more challenging for the company than previously expected.

Element Fleet Management Corporation, the largest North American corporate fleet manager, was a detractor from performance during the period. In recent months, the company has been under pressure from activist investors urging the company to explore a sale after disappointing earnings. However, a sale is complicated by how much additional leverage can be added to its fleet leasing business. In addition, management made a series of puzzling decisions to address its challenges which were different than originally planned.  We exited the stock given the increased fundamental risk.

Jackson Square Global Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2018

	1 year	Since Inception(1)
IS Class	17.96%	17.00%
Institutional Class	17.92%	16.94%
MSCI All Country World Index(2)	14.16%	16.06%

(1)	Both the IS Class and Institutional Class commenced operations on September 19, 2016.
(2)	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets worldwide.

Jackson Square Global Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2018
(% of net assets)

Microsoft	4.3%
PayPal Holdings	3.9%
Mastercard – Class A	3.6%
Alphabet – Class A & C	3.6%
Visa – Class A	3.5%
CME Group	3.2%
FedEx	3.1%
Intercontinental Exchange	3.0%
Start Today	3.0%
eBay	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Jackson Square Large-Cap Growth Fund (the “Large-Cap Growth Fund”)

For the period November 1, 2017 through April 30, 2018 (the “Period”), the Jackson Square Large-Cap Growth Fund IS Class shares returned 3.14%. The Fund’s Institutional shares returned 3.20% at net asset value and Investor shares returned 3.06%.  These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 1000® Growth Index, returned 5.68%. Strong relative performance in financials and industrials was unable to overcome weak relative performance in consumer discretionary and healthcare sectors. On a stock specific level, the following were the most significant contributors and detractors during the period.

The Charles Schwab Corporation, a bank and brokerage firm, was a contributor to performance during the period. As a relatively high level tax player, it’s expected that Schwab will benefit from a lower tax rate under the new tax law. Additionally, while we believe investment consensus is appropriately encouraged by the increase in profitability as a result of higher interest rates, we think consensus continues to underestimate Schwab’s organic inflows for the next 5-10 years as financial advisors leave traditional brokerage firms and drive client assets into independent platforms. Furthermore, changing the cash sweep methodology into the company’s bank sweep vehicle will likely drive upside earnings potential. Finally, management owns significant stock and has incentives that are partly based on return on capital measurements.

Mastercard Incorporated, a financial service corporation that facilitates electronic funds transfer, was a contributor to performance during the period. Mastercard reported a strong fiscal Q4, with revenue up 18% year-over-year. The company revised its three-year performance estimates higher. We believe the company’s operating margins may continue to expand in the near to mid-term as revenues grow faster than expenses. More broadly, there is an inexorable global payment trend away from paper currency and checks toward electronic payments (credit and debit).  We believe that Mastercard is well positioned to take advantage of said trend; the company’s revenues are based on transactions laid over an existing network with minimal incremental capital investment required, resulting in high incremental margins.

IQVIA Holdings Inc. (Formerly Quintiles IMS Holdings, Inc.), a provider of outsourced R&D and commercial solutions for pharmaceutical companies, was a detractor from performance during the period, at least partially driven by an overhang on the stock created by insider holders, namely private equity investors, who are likely going to continue to sell their positions into the open market.  We believe this overhang is technical and temporary, and that the company is uniquely positioned due to its unmatched data set to run a clinical trial faster than the status quo and analytical toolkit that further sweetens the value proposition for potential customers. Furthermore, the company stands to benefit from the growing contract research organization (CRO) market, as biotech companies increasingly outsource R&D to independent providers.

DENTSPLY SIRONA Inc., a dental equipment maker and dental consumables producer, was a detractor from performance during the period. The integration of the merger that created this combined company has gone slower than investor expectations.  As a result, the company announced the appointment of Donald Casey as the new CEO, leading investors to speculate whether or not Casey will follow through with the aggressive cost-savings plan proposed by interim CEO Mark Thierer. The company responded assuring that the cost savings target would stay in place. Furthermore, the board has stated that it is excited about Casey’s experience and hopeful that he can help the company continue its global expansion and improve its distribution.  Overall, we believe that the company carries high caliber products that will likely prevail despite the changing distribution relationships in the industry.

Jackson Square Large-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2018

	1 year	5 years	10 years	Since Inception(1)
IS Class	17.89%	12.26%	9.59%	8.51%
Institutional Class	17.87%	12.17%	9.50%	8.41%
Investor Class	17.56%	11.89%	9.22%	8.14%
Russell 1000® Growth Index(2)	18.96%	15.13%	10.81%	10.19%

(1)
The IS Class commenced operations on November 1, 2005, and the Institutional Class and Investor Class commenced operations on September 19, 2016.  Performance for the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class shares, adjusted for higher expenses applicable to each class’ shares.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2018
(% of net assets)

Microsoft	8.3%
Visa – Class A	6.4%
PayPal Holdings	6.4%
Mastercard – Class A	5.7%
Alphabet – Class A & C	5.5%
FedEx	4.1%
Biogen	3.7%
Charles Schwab	3.7%
Liberty Global – Series A & C	3.6%
Intercontinental Exchange	3.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Select 20 Growth Fund

Jackson Square Select 20 Growth Fund (the “Select 20 Growth Fund”)

For the period November 1, 2017 through April 30, 2018 (the “Period”), the Jackson Square Select 20 Growth Fund IS Class shares returned 4.52%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 3000® Growth Index, returned 5.66%.  For the period, the fund underperformed its benchmark, the Russell 3000® Growth. On a stock specific level, the following were the most significant contributors and detractors during the period.

Bioverativ Inc., a biotech company, specializing in the discovery, development, and delivery of therapies for the treatment of hemophilia, was a contributor to performance during the period. Sanofi, a global pharmaceutical company based in France, agreed to buy Bioverativ for $11.6bn, representing a 64% premium to the previous day’s closing.  As a leader in specialty care, Sanofi intends to leverage Bioverativ’s clinical expertise and portfolio in rare blood disorders. Overall, we were pleased with the premium offered.

Visa Inc., a global payments company, was a contributor to performance during the period. Visa reported FY2Q18 total network volume up 12% year-on-year, attributed to continued improvements in global economic growth, increased debit spending and strong cross border activity. Visa continues to benefit from its acquisition of Visa Europe, capitalizing on the digitization of payments in economies still largely dependent on cash. Additionally, the prospect of tax reform that would lower corporate tax rates could benefit companies like Visa.

DENTSPLY SIRONA Inc., a dental equipment maker and dental consumables producer, was a detractor from performance during the period. The integration of the merger that created this combined company has gone slower than investor expectations.  As a result, the company announced the appointment of Donald Casey as the new CEO, leading investors to speculate whether or not Casey will follow through with the aggressive cost-savings plan proposed by interim CEO Mark Thierer. The company responded assuring that the cost savings target would stay in place. Furthermore, the board has stated that it is excited about Casey’s experience and hopeful that he can help the company continue its global expansion and improve its distribution.  Overall, we believe that the company carries high caliber products that will prevail despite the changing distribution relationships in the industry.

Symantec Corporation, a global leader in security and information management solutions, was a detractor from performance during the period. The company reported mixed fiscal Q2 results with in-line revenue and a cut in guidance for fiscal 3Q 2018 and FY2018, driven in part by higher near term spending. However, management remains confident that they can achieve their second half 2018 guidance through organic growth and large new deals.  We believe the stock has been oversold due to high market expectations rather than poor execution, but we questioned the appropriateness for continuing to hold it in this particular portfolio.  We have since exited the position.

Jackson Square Select 20 Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2018

	1 year	5 years	10 years	Since Inception(1)
IS Class	11.68%	9.71%	8.56%	2.85%
Russell 3000® Growth Index(2)	18.78%	14.97%	10.78%	3.83%

(1)	The IS Class commenced operations on March 31, 2000.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Jackson Square Select 20 Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2018
(% of net assets)

Microsoft	9.5%
Visa – Class A	7.9%
Alphabet – Class A & C	7.5%
PayPal Holdings	5.9%
New York Times – Class A	5.4%
IQVIA Holdings	5.0%
TripAdvisor	4.8%
eBay	4.7%
Applied Materials	4.7%
Liberty Global – Series C	4.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Jackson Square SMID-Cap Growth Fund (the “SMID-Cap Growth Fund”)

For the period November 1, 2017 through April 30, 2018 (the “Period”), the Jackson Square SMID-Cap Growth Fund IS Class shares returned 8.98% (the “Period”). The Fund’s Institutional shares returned 8.89% at net asset value and Investor shares returned 8.78% during the same Period. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 2500® Growth Index, returned 5.37%.  Strong relative performance in health care and information technology overcame weak relative performance in financials and real estate. On a stock specific level, the following were the most significant contributors and detractors during the period.

ABIOMED, Inc., a leading provider of cardiology medical devices that provides circulatory support, was a contributor to performance in the period. The company reported unaudited F3Q18 revenue of $154mm, an increase of 34% year-over-year (YOY). Management remains confident in the clinical interest in the Impella device and believes there is significant room for further market penetration. We likewise believe the increased usage of the company’s heart pump through additional indications and geographical expansion should further enhance the company’s ability to grow and increase shareholder value.

Bioverativ Inc., a biotech company, specializing in the discovery, development, and delivery of therapies for the treatment of hemophilia, was a contributor to performance during the period. Sanofi, a global pharmaceutical company based in France, agreed to buy Bioverativ for $11.6bn, representing a 64% premium to the previous day’s closing. As a leader in specialty care, Sanofi intends to leverage Bioverativ’s clinical expertise and portfolio in rare blood disorders. Overall, we were pleased with the premium offered.

Element Fleet Management Corporation, the largest North American corporate fleet manager, was a detractor from performance during the period. In recent months, the company has been under pressure from activist investors urging the company to explore a sale after disappointing earnings. However, a sale is complicated by how much additional leverage can be added to its fleet leasing business. In addition, management made a series of puzzling decisions to address its challenges which were different than originally planned.  We exited the stock given the increased fundamental risk.

LendingClub Corp., a peer-to-peer lending company, was a detractor from performance during the period. The company reported Q3 earnings with a slight revenue miss, but a surprising downward revision of Q4 estimates shortly after taking guidance up on the Q2 earnings call. The company cited short-term adjustment to the credit model and difficult market conditions for lowering guidance. Additionally in 1Q18, the stock tumbled 9% post-earnings after missing for the second consecutive quarter. While the company competes in a new, compelling business segment of the lending industry, it has experienced growing pains and management changes that have created excess volatility in the business and in the stock.  We have exited our position.

Jackson Square SMID-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Returns as of April 30, 2018

	1 year	5 years	10 years	Since Inception(1)
IS Class	20.48%	14.12%	14.56%	11.26%
Institutional Class	20.32%	14.03%	14.45%	11.16%
Investor Class	20.05%	13.73%	14.16%	10.88%
Russell 2500® Growth Index(2)	17.10%	13.15%	10.46%	9.78%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016 and the Investor Class commenced operations on September 19, 2016.  Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2018
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2018
(% of net assets)

New York Times – Class A	5.6%
Bio-Techne	5.4%
ABIOMED	5.2%
Cars.com	5.0%
Paycom Software	4.7%
Equity Commonwealth – REIT	4.6%
Wix.com	4.4%
j2 Global	4.1%
Dunkin’ Brands Group	4.1%
Blackbaud	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2018

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

All-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
IS Class Actual(2)	$1,000.00	$1,027.60	$4.52
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018 of 2.76%.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2018

Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
IS Class Actual(2)	$1,000.00	$1,019.80	$5.26
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26
Institutional Class Actual(2)	$1,000.00	$1,019.80	$5.26
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.05% and 1.05% for the IS Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018 of 1.98% and 1.98% for the IS Class and Institutional Class, respectively.

Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
IS Class Actual(4)	$1,000.00	$1,031.40	$3.22
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.62	$3.21
Institutional Class Actual(4)	$1,000.00	$1,032.00	$3.22
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.62	$3.21
Investor Class Actual(4)	$1,000.00	$1,030.60	$4.48
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.38	$4.46

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.64%, 0.64% and 0.89% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2018 of 3.14%, 3.20% and 3.06% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2018

Select 20 Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
IS Class Actual(2)	$1,000.00	$1,045.20	$4.41
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2018 of 4.52% for the IS Class.

SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2017)	(4/30/2018)	(11/1/2017 to 4/30/2018)
IS Class Actual(4)	$1,000.00	$1,089.80	$4.51
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36
Institutional Class Actual(4)	$1,000.00	$1,088.90	$4.92
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.08	$4.76
Investor Class Actual(4)	$1,000.00	$1,087.80	$6.32
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.74	$6.11

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87%, 0.95% and 1.22% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2018 of 8.98%, 8.89% and 8.78% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.7%

Consumer Discretionary – 20.9%
Cars.com*	1,438	$40,954
Dollar General	632	61,007
Domino’s Pizza	239	57,774
Dunkin’ Brands Group	864	52,670
eBay*	3,597	136,254
Liberty Global – Series A* (a)	1,006	30,321
Liberty Global – Series C* (a)	3,510	102,141
Liberty TripAdvisor Holdings – Series A*	13,155	121,026
Naspers – Class N (a)	198	48,237
New York Times – Class A	9,772	229,153
Qurate Retail Group QVC Group*	2,776	64,986
Start Today (a)	863	24,918
TripAdvisor*	3,266	122,214
Zalando* (a)	82	4,219
		1,095,874

Energy – 1.3%
Centennial Resource Development – Class A*	2,373	43,901
Kinder Morgan	1,615	25,549
		69,450

Financial Services – 22.9%
Affiliated Managers Group	63	10,386
Charles Schwab	3,650	203,232
CME Group	780	122,990
Crown Castle International – REIT	478	48,216
Equinix – REIT	24	10,099
Equity Commonwealth – REIT*	2,144	66,442
Intercontinental Exchange	986	71,446
LendingTree*	147	35,045
Mastercard – Class A	729	129,959
Outfront Media – REIT	732	13,725
PayPal Holdings*	3,308	246,810
Redfin*	3,825	81,855
Visa – Class A	1,234	156,570
		1,196,775

Health Care – 12.8%
ABIOMED*	96	28,891
Allergan	268	41,178
athenahealth*	271	33,189
Biogen*	679	185,775

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.7% (Continued)

Health Care – 12.8% (Continued)
Cambrex*	83	$4,395
DENTSPLY SIRONA	1,730	87,088
Evolent Health – Class A*	558	9,207
Haemonetics*	202	15,764
Illumina*	338	81,434
IQVIA Holdings*	1,162	111,273
UnitedHealth Group	299	70,684
		668,878

Producer Durables – 7.2%
Boeing	317	105,738
Expeditors International of Washington	535	34,165
Experian (a)	421	9,646
FedEx	688	170,074
Zebra Technologies – Class A*	406	54,741
		374,364

Technology – 31.1%#
Alibaba Group Holding – ADR*	89	15,890
Alphabet – Class A*	151	153,806
Alphabet – Class C*	98	99,698
Amadeus IT Group (a)	63	4,596
Applied Materials	2,440	121,195
Arista Networks*	165	43,651
ASML Holding (a)	53	10,090
Autodesk*	92	11,583
Baidu – ADR*	124	31,112
CarGurus*	276	8,534
Delivery Hero* (a)	129	6,145
Electronic Arts*	789	93,086
IHS Markit*	697	34,244
IPG Photonics*	181	38,558
Logitech International (a)	729	26,932
MercadoLibre	30	10,188
Micro Focus International (a)	501	8,639
Microsoft	4,784	447,400
Paycom Software*	96	10,964
Samsung Electronics (a)	3	7,436
Samsung Electronics – GDR*	24	29,774
Scout24 (a)	636	32,867

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.7% (Continued)

Technology – 31.1%# (Continued)
ServiceNow*	29	$4,818
Spotify Technology*	39	6,305
Symantec	2,512	69,809
Take-Two Interactive Software*	1,507	150,263
Tencent Holdings (a)	303	14,896
Ubiquiti Networks*	235	16,746
Varonis Systems*	96	6,274
Wix.com*	897	73,778
Yelp*	907	40,679
		1,629,956

Utilities – 1.5%
j2 Global	955	75,808
TOTAL COMMON STOCKS
(Cost $4,463,573)		5,111,105
Total Investments – 97.7%
(Cost $4,463,573)		5,111,105
Other Assets and Liabilities, Net – 2.3%		121,966
Total Net Assets – 100.0%		$5,233,071

*	Non-income producing security.
(a)	Foreign security.
#	As of April 30, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited)
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 98.1%

Brazil – 2.0%
MercadoLibre	564	$191,540

China/Hong Kong – 4.4%
Alibaba Group Holding – ADR*	1,117	199,429
Baidu – ADR*	919	230,577
		430,006

Denmark – 2.4%
DSV	3,028	239,805

Germany – 5.8%
Delivery Hero*	5,122	243,990
Scout24	5,229	270,225
Zalando*	1,013	52,126
		566,341

Japan – 5.0%
MonotaRO	5,489	191,325
Start Today	10,233	295,467
		486,792

Netherlands – 2.8%
ASML Holding	1,439	273,962

South Korea – 2.3%
Samsung Electronics	92	228,032

Spain – 5.0%
Amadeus IT Group	3,985	290,744
Grifols	7,018	196,769
		487,513

United Kingdom – 15.0%
Bunzl	7,100	205,877
Experian	11,474	262,896
IHS Markit*	4,821	236,856
InterContinental Hotels Group	3,456	218,045
Intertek Group	3,994	268,572
Liberty Global – Series C*	9,529	277,294
		1,469,540

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 98.1% (Continued)

United States – 53.4%
Alphabet – Class A*	170	$173,158
Alphabet – Class C*	173	175,998
Biogen*	861	235,570
CME Group	1,975	311,418
eBay*	7,796	295,313
Electronic Arts*	2,270	267,815
FedEx	1,225	302,820
Haemonetics*	1,088	84,907
Illumina*	740	178,288
Intercontinental Exchange	4,097	296,869
IPG Photonics*	1,134	241,576
IQVIA Holdings*	3,021	289,291
Mastercard – Class A	1,965	350,301
Microsoft	4,486	419,531
New York Times – Class A	8,616	202,045
PayPal Holdings*	5,135	383,122
Take-Two Interactive Software*	2,099	209,291
TripAdvisor*	5,096	190,692
UnitedHealth Group	1,128	266,659
Visa – Class A	2,704	343,083
		5,217,747

TOTAL COMMON STOCKS
(Cost $7,613,087)		9,591,278
Total Investments – 98.1%
(Cost $7,613,087)		9,591,278
Other Assets and Liabilities, Net – 1.9%		183,897
Total Net Assets – 100.0%		$9,775,175

*	Non-income producing security.
ADR – American Depositary Receipt

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

At April 30, 2018, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Technology#	37.4%
Consumer Discretionary	17.6%
Financial Services	17.2%
Producer Durables	13.1%
Health Care	12.8%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

#	As of April 30, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.8%

Consumer Discretionary – 17.1%
Dollar General	47,833	$4,617,320
Domino’s Pizza	12,714	3,073,355
eBay*	126,584	4,795,002
Liberty Global – Series A* (a)	29,747	896,575
Liberty Global – Series C* (a)	142,853	4,157,022
Qurate Retail Group QVC Group*	154,579	3,618,694
TripAdvisor*	80,620	3,016,800
		24,174,768

Financial Services – 32.6%#
Charles Schwab	93,746	5,219,777
CME Group	20,764	3,274,067
Crown Castle International – REIT	38,193	3,852,528
Equinix – REIT	6,059	2,549,567
Intercontinental Exchange	69,484	5,034,811
Mastercard – Class A	44,693	7,967,421
PayPal Holdings*	120,459	8,987,446
Visa – Class A	71,403	9,059,613
		45,945,230

Health Care – 15.6%
Allergan	11,156	1,714,119
Biogen*	19,242	5,264,611
DENTSPLY SIRONA	63,732	3,208,269
Illumina*	11,750	2,830,928
IQVIA Holdings*	50,846	4,869,013
UnitedHealth Group	17,376	4,107,686
		21,994,626

Producer Durables – 4.1%
FedEx	23,324	5,765,693

Technology – 28.4%#
Alphabet – Class A*	5,066	5,160,126
Alphabet – Class C*	2,484	2,527,048
Applied Materials	81,007	4,023,618
Arista Networks*	11,753	3,109,256
ASML Holding – ADR	12,890	2,429,120
Autodesk*	9,533	1,200,205
Electronic Arts*	32,010	3,776,540
Microsoft	124,781	11,669,519

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.8% (Continued)

Technology – 28.4%# (Continued)
Symantec	52,797	$1,467,229
Take-Two Interactive Software*	46,478	4,634,321
		39,996,982

TOTAL COMMON STOCKS
(Cost $108,770,160)		137,877,299
Total Investments – 97.8%
(Cost $108,770,160)		137,877,299
Other Assets and Liabilities, Net – 2.2%		3,110,323
Total Net Assets – 100.0%		$140,987,622

*	Non-income producing security.
(a)	Foreign security.
#	As of April 30, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited)
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 97.0%

Consumer Discretionary – 23.5%
eBay*	5,705	$216,105
Liberty Global – Series C* (a)	7,360	214,176
New York Times – Class A	10,484	245,850
Qurate Retail Group QVC Group*	7,827	183,230
TripAdvisor*	5,840	218,533
		1,077,894

Financial Services – 25.2%#
Charles Schwab	2,450	136,416
CME Group	1,143	180,228
Intercontinental Exchange	2,837	205,569
PayPal Holdings*	3,603	268,820
Visa – Class A	2,861	363,004
		1,154,037

Health Care – 12.3%
Biogen*	670	183,312
DENTSPLY SIRONA	3,002	151,121
IQVIA Holdings*	2,385	228,387
		562,820

Producer Durables – 4.4%
FedEx	815	201,468

Technology – 31.6%#
Alphabet – Class A*	167	170,103
Alphabet – Class C*	170	172,946
Applied Materials	4,317	214,426
Electronic Arts*	1,772	209,061
Microsoft	4,639	433,839
Symantec	2,933	81,508
Take-Two Interactive Software*	1,662	165,718
		1,447,601
TOTAL COMMON STOCKS
(Cost $3,179,953)		4,443,820

Total Investments – 97.0%
(Cost $3,179,953)		4,443,820
Other Assets and Liabilities, Net – 3.0%		138,504
Total Net Assets – 100.0%		$4,582,324

*	Non-income producing security.
(a)	Foreign security.
#	As of April 30, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2018

Description	Shares	Value

COMMON STOCKS – 91.7%

Consumer Discretionary – 18.1%
Cars.com*	773,716	$22,035,432
Dunkin’ Brands Group	296,949	18,102,011
Liberty TripAdvisor Holdings – Series A*	1,025,616	9,435,667
New York Times – Class A	1,065,223	24,979,479
Shutterstock*	143,612	6,051,810
		80,604,399

Energy – 2.3%
Core Laboratories	84,523	10,349,841

Financial Services – 19.6%
Affiliated Managers Group	78,487	12,939,367
Equity Commonwealth – REIT*	658,608	20,410,262
LendingTree*	70,861	16,893,262
MSCI	76,971	11,532,565
Outfront Media – REIT	541,777	10,158,319
Redfin*	706,886	15,127,360
		87,061,135

Health Care – 15.9%
ABIOMED*	76,859	23,130,716
athenahealth*	87,772	10,749,437
Bio-Techne	157,798	23,813,296
Cambrex*	171,466	9,079,125
Haemonetics*	49,551	3,866,960
		70,639,534

Producer Durables – 8.6%
Expeditors International of Washington	177,309	11,322,953
Graco	316,284	13,913,333
Zebra Technologies – Class A*	95,532	12,880,580
		38,116,866

Technology – 23.1%
Blackbaud	171,586	18,009,667
Logitech International (a)	380,014	14,038,923
Paycom Software*	184,109	21,027,089
Ubiquiti Networks*	200,205	14,266,608
Wix.com*	239,521	19,700,602
Yelp*	355,203	15,930,854
		102,973,743

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2018

Description	Shares/Par	Value

COMMON STOCKS – 91.7% (Continued)

Utilities – 4.1%
j2 Global	231,102	$18,344,877
TOTAL COMMON STOCKS
(Cost $336,435,211)		408,090,395

SHORT-TERM INVESTMENT – 7.0%
United States Treasury Bill
1.860%, 8/30/2018^	$31,128,000	30,933,408
TOTAL SHORT-TERM INVESTMENT
(Cost $30,937,060)		30,933,408
Total Investments – 98.7%
(Cost $367,372,271)		439,023,803
Other Assets and Liabilities, Net – 1.3%		5,849,258
Total Net Assets – 100.0%		$444,873,061

*	Non-income producing security.
(a)	Foreign security.
^	Rate shown is the effective yield as of April 30, 2018.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2018

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$4,463,573	$7,613,087	$108,770,160
At value	$5,111,105	$9,591,278	$137,877,299
Cash	144,211	307,720	3,458,014
Receivable for investment securities sold	18,993	46,461	1,100,453
Dividends receivable	943	8,873	56,664
Receivable from investment adviser	4,378	1,694	—
Receivable for capital shares sold	—	117,250	58,600
Prepaid expenses	3,056	4,041	21,941
Total assets	5,282,686	10,077,317	142,572,971

LIABILITIES:
Payable for investment securities purchased	27,323	275,457	1,480,563
Payable to investment adviser	—	—	49,599
Payable for fund administration & accounting fees	2,221	3,051	19,558
Payable for compliance fees	42	97	2,335
Payable for transfer agent fees & expenses	3,545	6,149	13,467
Payable for custody fees	3,114	3,698	3,574
Payable for trustee fees	2,344	2,389	2,214
Accrued expenses	11,026	11,258	13,842
Accrued distribution and/or shareholder service fees	—	43	197
Total liabilities	49,615	302,142	1,585,349
NET ASSETS	$5,233,071	$9,775,175	$140,987,622

NET ASSETS CONSIST OF:
Paid-in capital	$4,373,876	$7,843,845	$99,406,346
Accumulated undistributed net investment loss	(15,465)	(17,429)	(125,608)
Accumulated undistributed net realized gain (loss) on investments	227,143	(29,237)	12,599,745
Net unrealized appreciation on investments
and translations of foreign currency	647,517	1,977,996	29,107,139
Net Assets	$5,233,071	$9,775,175	$140,987,622

IS Class:
Net Assets	$5,233,071	$9,711,119	$139,195,790
Shares issued and outstanding(1)	240,469	427,488	10,212,424
Net asset value, redemption price, and offering price per share	$21.76	$22.72	$13.63

Institutional Class:
Net Assets	$—	$64,056	$1,743,607
Shares issued and outstanding(1)	—	2,822	127,812
Net asset value, redemption price, and offering price per share	$—	$22.70	$13.64

Investor Class:
Net Assets	$—	$—	$48,225
Shares issued and outstanding(1)	—	—	3,541
Net asset value, redemption price, and offering price per share	$—	$—	$13.62

(1)	Unlimited shares authorized without par value

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited) – Continued
April 30, 2018

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$3,179,953	$367,372,271
At value	$4,443,820	$439,023,803
Cash	158,760	4,943,057
Receivable for investment securities sold	—	2,782,584
Dividends receivable	2,493	182,568
Receivable from investment adviser	4,235	—
Receivable for capital shares sold	—	6,195,134
Prepaid expenses	13,960	27,952
Total assets	4,623,268	453,155,098

LIABILITIES:
Payable for investment securities purchased	17,346	7,621,300
Payable for capital shares redeemed	—	270,334
Payable to investment adviser	—	263,352
Payable for fund administration & accounting fees	1,838	53,599
Payable for compliance fees	83	4,873
Payable for transfer agent fees & expenses	5,917	16,224
Payable for custody fees	3,048	6,146
Payable for trustee fees	2,132	2,409
Accrued expenses	10,580	18,363
Accrued distribution and/or shareholder service fees	—	25,437
Total liabilities	40,944	8,282,037
NET ASSETS	$4,582,324	$444,873,061

NET ASSETS CONSIST OF:
Paid-in capital	$2,520,392	$348,267,392
Accumulated undistributed net investment loss	(217,522)	(505,055)
Accumulated undistributed net realized gain on investments	1,015,572	25,460,920
Net unrealized appreciation on investments and translations of foreign currency	1,263,882	71,649,804
Net Assets	$4,582,324	$444,873,061

IS Class:
Net Assets	$4,582,324	$171,327,726
Shares issued and outstanding(1)	862,512	7,399,158
Net asset value, redemption price, and offering price per share	$5.31	$23.16

Institutional Class:
Net Assets	$—	$242,611,623
Shares issued and outstanding(1)	—	10,485,256
Net asset value, redemption price, and offering price per share	$—	$23.14

Investor Class:
Net Assets	$—	$30,933,712
Shares issued and outstanding(1)	—	1,342,824
Net asset value, redemption price, and offering price per share	$—	$23.04

(1)	Unlimited shares authorized without par value

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2018

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$341	$1,223	$8,522
Dividend income	19,624	36,983	534,479
Less: Foreign taxes withheld	(286)	(2,538)	(3,268)
Total investment income	19,679	35,668	539,733

EXPENSES:
Investment adviser fees (See Note 4)	16,999	37,971	422,922
Transfer agent fees & expenses (See Note 4)	10,479	18,320	36,455
Custody fees (See Note 4)	9,369	9,539	10,756
Audit fees	7,964	8,145	7,964
Fund administration & accounting fees (See Note 4)	7,416	10,655	61,896
Other expenses	5,693	5,693	5,266
Trustee fees (See Note 4)	4,232	4,232	4,440
Legal fees	3,008	2,819	3,678
Federal & state registration fees	1,413	1,948	22,225
Postage & printing fees	458	543	1,714
Compliance fees (See Note 4)	181	362	6,598
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	—	—
Investor Class	—	—	63
Total expenses before reimbursement/waiver	67,212	100,227	583,977
Less: reimbursement/waiver from investment adviser (See Note 4)	(43,669)	(50,390)	(91,787)
Net expenses	23,543	49,837	492,190
NET INVESTMENT INCOME (LOSS)	(3,864)	(14,169)	47,543

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments,
including foreign currency gain (loss)	238,268	(27,475)	13,606,407
Net change in unrealized appreciation (depreciation)
on investments and translations of foreign currency	(95,271)	219,743	(7,688,852)
Net realized and unrealized gain on investments
and translations of foreign currency	142,997	192,268	5,917,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,133	$178,099	$5,965,098

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended April 30, 2018

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$309	$155,821
Dividend income	41,041	1,341,970
Less: Foreign taxes withheld	—	(36,045)
Total investment income	41,350	1,461,746

EXPENSES:
Investment adviser fees (See Note 4)	30,829	1,528,262
Transfer agent fees & expenses (See Note 4)	12,556	47,372
Federal & state registration fees	9,284	30,494
Audit fees	7,964	7,964
Custody fees (See Note 4)	6,020	27,096
Fund administration & accounting fees (See Note 4)	5,817	151,662
Other expenses	4,503	5,761
Trustee fees (See Note 4)	4,182	4,536
Legal fees	3,069	3,982
Compliance fees (See Note 4)	412	15,869
Postage & printing fees	331	7,837
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	93,835
Investor Class	—	19,661
Total expenses before reimbursement/waiver	84,967	1,944,331
Less: reimbursement/waiver from investment adviser (See Note 4)	(43,704)	(58,051)
Net expenses	41,263	1,886,280
NET INVESTMENT INCOME (LOSS)	87	(424,534)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain (loss)(1)	10,934,796	26,491,163
Net change in unrealized appreciation on investments and translations of foreign currency	(10,555,087)	7,778,279
Net realized and unrealized gain on investments and translations of foreign currency	379,709	34,269,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$379,796	$33,844,908

(1)	Includes $9,095,015 gain from in-kind transactions in the Jackson Square Select 20 Growth Fund.

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(3,864)	$(3,820)
Net realized gain (loss) on investments, including foreign currency gain (loss)	238,268	(8,731)
Net change in unrealized appreciation (depreciation)
on investments and translations of foreign currency	(95,271)	790,777
Net increase in net assets resulting from operations	139,133	778,226

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	25,995	1,755,983
Proceeds from reinvestment of distributions	6,279	853
Payments for shares redeemed	—	(145,259)
Increase in net assets resulting from IS Class transactions	32,274	1,611,577
Net increase in net assets resulting from capital share transactions	32,274	1,611,577

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—	(1,261)
From net realized gains:
IS Class	(8,332)	—
Total distributions to shareholders	(8,332)	(1,261)
TOTAL INCREASE IN NET ASSETS	163,075	2,388,542

NET ASSETS:
Beginning of period	5,069,996	2,681,454
End of period, including accumulated undistributed
net investment loss of $(15,465) and $(11,601), respectively	$5,233,071	$5,069,996

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(14,169)	$(8,798)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(27,475)	193,383
Net change in unrealized appreciation
on investments and translations of foreign currency	219,743	1,811,497
Net increase in net assets resulting from operations	178,099	1,996,082

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	439,834	3,748,277
Proceeds from reinvestment of distributions	159,266	—
Payments for shares redeemed	—	(124,724)
Increase in net assets resulting from IS Class transactions	599,100	3,623,553
Institutional Class:
Proceeds from shares sold	—	1,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	—	1,000
Net increase in net assets resulting from capital share transactions	599,100	3,624,553

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(3,237)	—
Institutional Class	(23)	—
From net realized gains:
IS Class	(182,693)	—
Institutional Class	(1,275)	—
Total distributions to shareholders	(187,228)	—
TOTAL INCREASE IN NET ASSETS	589,971	5,620,635

NET ASSETS:
Beginning of period	9,185,204	3,564,569
End of period, including accumulated undistributed
net investment loss of $(17,429) and $0, respectively	$9,775,175	$9,185,204

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$47,543	$503,611
Net realized gain on investments	13,606,407	20,077,849
Net change in unrealized appreciation on investments	(7,688,852)	16,182,381
Net increase in net assets resulting from operations	5,965,098	36,763,841

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	9,449,775	12,885,069
Proceeds from reinvestment of distributions	15,804,171	23,373,323
Payments for shares redeemed	(30,355,145)	(83,471,569)
Decrease in net assets resulting from IS Class transactions	(5,101,199)	(47,213,177)
Institutional Class:
Proceeds from shares sold	1,576,805	101,000
Proceeds from reinvestment of distributions	13,607	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	1,590,412	101,000
Investor Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	—	—
Net decrease in net assets resulting from capital share transactions	(3,510,787)	(47,112,177)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(454,731)	(534,927)
Institutional Class	(371)	(132)
Investor Class	—	(99)
From net realized gains:
IS Class	(16,693,027)	(25,078,001)
Institutional Class	(19,003)	(6,820)
Investor Class	(5,549)	(6,820)
Total distributions to shareholders	(17,172,681)	(25,626,799)
TOTAL DECREASE IN NET ASSETS	(14,718,370)	(35,975,135)

NET ASSETS:
Beginning of period	155,705,992	191,681,127
End of period, including accumulated undistributed
net investment income (loss) of $(125,608) and $281,951, respectively	$140,987,622	$155,705,992

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$87	$5,718
Net realized gain on investments, including foreign currency gain	10,934,796	15,936,338
Net change in unrealized depreciation on investments
and translations of foreign currency	(10,555,087)	(7,945,158)
Net increase in net assets resulting from operations	379,796	7,996,898

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	41,096	4,196,994
Proceeds from reinvestment of distributions	10,827,173	—
Payments for redemption-in-kind	(25,497,525)	—
Payments for shares redeemed	(4,005,822)	(58,053,067)
Decrease in net assets resulting from IS Class transactions	(18,635,078)	(53,856,073)
Net decrease in net assets resulting from capital share transactions	(18,635,078)	(53,856,073)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—	—
From net realized gains:
IS Class	(11,244,462)	—
Total distributions to shareholders	(11,244,462)	—
TOTAL DECREASE IN NET ASSETS	(29,499,744)	(45,859,175)

NET ASSETS:
Beginning of period	34,082,068	79,941,243
End of period, including accumulated undistributed
net investment loss of $(217,522) and $(143,596), respectively	$4,582,324	$34,082,068

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income (loss)	$(424,534)	$169,630
Net realized gain on investments, including foreign currency gain (loss)	26,491,163	2,088,632
Net change in unrealized appreciation on investments
and translations of foreign currency	7,778,279	55,928,314
Net increase in net assets resulting from operations	33,844,908	58,186,576

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	20,503,493	79,125,821
Proceeds from reinvestment of distributions	913,627	417,244
Payments for shares redeemed	(25,914,320)	(13,599,714)
Increase (Decrease) in net assets resulting from IS Class transactions	(4,497,200)	65,943,351
Institutional Class:
Proceeds from shares sold	27,332,293	103,234,289
Proceeds from reinvestment of distributions	1,193,075	525,410
Payments for shares redeemed	(15,489,401)	(12,213,631)
Increase in net assets resulting from Institutional Class transactions	13,035,967	91,546,068
Investor Class:
Proceeds from shares sold	27,727,720	5,017,368
Proceeds from reinvestment of distributions	37,350	537
Payments for shares redeemed	(1,853,126)	(518,931)
Increase in net assets resulting from Investor Class transactions	25,911,944	4,498,974
Net increase in net assets resulting from capital share transactions	34,450,711	161,988,393

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—	(110,594)
Institutional Class	—	(128,571)
Investor Class	—	(99)
From net realized gains:
IS Class	(923,726)	(323,218)
Institutional Class	(1,216,938)	(402,496)
Investor Class	(37,350)	(438)
Total distributions to shareholders	(2,178,014)	(965,416)
TOTAL INCREASE IN NET ASSETS	66,117,605	219,209,553

NET ASSETS:
Beginning of period	378,755,456	159,545,903
End of period, including accumulated undistributed
net investment loss of $(505,055) and $(80,521), respectively	$444,873,061	$378,755,456

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$21.21	$17.55	$18.00

Investment operations:
Net investment loss(2)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.60	3.69	(0.44)
Total from investment operations	0.58	3.67	(0.45)

Less distributions from:
Net investment income	—	(0.01)	—
Net realized gains	(0.03)	—	—
Total distributions	(0.03)	(0.01)	—
Net asset value, end of period	$21.76	$21.21	$17.55

Total Return(3)	2.76%	20.90%	-2.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$5,233	$5,070	$2,681

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.57%	2.93%	18.59%
After expense reimbursement/waiver(4)	0.90%	0.90%	0.90%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.15)%	(0.10)%	(0.50)%

Portfolio Turnover(3)	28%	60%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$22.73	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.48	5.09	(0.33)
Total from investment operations	0.45	5.07	(0.34)

Less distributions from:
Net investment income	(0.01)	—	—
Net realized gains	(0.45)	—	—
Total distributions	(0.46)	—	—
Net asset value, end of period	$22.72	$22.73	$17.66

Total Return(3)	1.98%	28.71%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$9,711	$9,121	$3,516

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.11%	2.39%	14.49%
After expense reimbursement/waiver(4)	1.05%	1.05%	1.05%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.30)%	(0.12)%	(0.62)%

Portfolio Turnover(3)(5)	20%	37%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$22.71	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.48	5.09	(0.32)
Total from investment operations	0.45	5.05	(0.34)

Less distributions from:
Net investment income	(0.01)	—	—
Net realized gains	(0.45)	—	—
Total distributions	(0.46)	—	—
Net asset value, end of period	$22.70	$22.71	$17.66

Total Return(3)	1.98%	28.60%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$64	$64	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.11%	2.59%	14.61%
After expense reimbursement/waiver(4)	1.05%	1.12%	1.15%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.30)%	(0.19)%	(0.72)%

Portfolio Turnover(3)(5)	20%	37%	3%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2018	October 31,	October 31,		October 31,	October 31,	October 31,
	(Unaudited)	2017	2016		2015	2014	2013
Per Share Data

Net asset value, beginning of period	$14.79	$13.89	$16.79		$17.04	$14.60	$11.47

Investment operations:
Net investment income(1)	— (2)	0.04	0.05		0.11	0.11	0.06
Net realized and unrealized
gain on investments	0.45	2.83	(0.51)		1.19	2.38	3.12
Total from investment operations	0.45	2.87	(0.46)		1.30	2.49	3.18

Less distributions from:
Net investment income	(0.04)	(0.04)	(0.11)		(0.11)	(0.05)	(0.05)
Net realized gains	(1.57)	(1.93)	(2.33)		(1.44)	—	—
Total distributions	(1.61)	(1.97)	(2.44)		(1.55)	(0.05)	(0.05)
Net asset value, end of period	$13.63	$14.79	$13.89		$16.79	$17.04	$14.60

Total Return(3)	3.14%	24.21%	-3.20%		8.06%	17.10%	27.86%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$139,196	$155,475	$191,583		$313,511	$277,322	$254,958

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	0.76%	0.76%	0.65%		0.64%	0.64%	0.65%
After expense
reimbursement/waiver(4)	0.64%	0.64%	0.64%		0.64%	0.64%	0.65%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver(4)	0.06%	0.29%	0.36%		0.67%	0.69%	0.48%

Portfolio Turnover(3)(6)	23%	25%	27	%(5)	49%	30%	38%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$14.78	$13.89	$14.12

Investment operations:
Net investment income (loss)(2)	0.01	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.45	2.83	(0.22)
Total from investment operations	0.46	2.86	(0.23)

Less distributions from:
Net investment income	(0.03)	(0.04)	—
Net realized gains	(1.57)	(1.93)	—
Total distributions	(1.60)	(1.97)	—
Net asset value, end of period	$13.64	$14.78	$13.89

Total Return(3)	3.20%	24.08%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,744	$179	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	0.76%	0.82%	0.83%
After expense reimbursement/waiver(4)	0.64%	0.70%	0.74%

Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver(4)	0.06%	0.23%	(0.60)%

Portfolio Turnover(3)(6)	23%	25%	27	%(5)

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$14.75	$13.89	$14.12

Investment operations:
Net investment loss(2)	(0.01)	— (3)	(0.01)
Net realized and unrealized gain (loss) on investments	0.45	2.82	(0.22)
Total from investment operations	0.44	2.82	(0.23)

Less distributions from:
Net investment income	—	(0.03)	—
Net realized gains	(1.57)	(1.93)	—
Total distributions	(1.57)	(1.96)	—
Net asset value, end of period	$13.62	$14.75	$13.89

Total Return(4)	3.06%	23.74%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$48	$52	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	1.01%	1.08%	1.08%
After expense reimbursement/waiver(5)	0.89%	0.96%	0.99%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.19)%	(0.03)%	(0.84)%

Portfolio Turnover(4)(7)	23%	25%	27	%(6)

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Data

Net asset value, beginning of period	$7.80		$6.83	$8.95	$11.05	$9.68	$8.14

Investment operations:
Net investment income(1)	—	(2)	— (2)	— (2)	— (2)	0.01	0.02
Net realized and unrealized
gain (loss) on investments	0.22		0.97	(0.52)	0.98	1.51	1.66
Total from investment operations	0.22		0.97	(0.52)	0.98	1.52	1.68

Less distributions from:
Net investment income	—		—	(0.01)	(0.01)	(0.01)	(0.01)
Net realized gains	(2.71)		—	(1.59)	(3.07)	(0.14)	(0.13)
Total distributions	(2.71)		—	(1.60)	(3.08)	(0.15)	(0.14)
Net asset value, end of period	$5.31		$7.80	$6.83	$8.95	$11.05	$9.68

Total Return(3)	4.52%		14.20%	-6.54%	10.60%	15.92%	21.00%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$4,582		$34,082	$79,941	$93,625	$90,354	$188,082

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	1.79%		0.89%	0.90%	0.89%	0.87%	0.85%
After expense
reimbursement/waiver(4)	0.87%		0.87%	0.89%	0.89%	0.87%	0.85%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver(4)	0.00%		0.01%	0.04%	0.00%	0.06%	0.20%

Portfolio Turnover(3)	16	%(5)	40%	22%	31%	21%	46%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods

IS Class

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2018	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data

Net asset value, beginning of period	$21.37	$17.24	$18.44	$21.85	$20.72	$15.50

Investment operations:
Net investment income (loss)(1)	(0.02)	0.02	0.05	0.07	(0.01)	(0.01)
Net realized and unrealized
gain on investments	1.93	4.20	0.91	1.49	1.15	5.45
Total from investment operations	1.91	4.22	0.96	1.56	1.14	5.44

Less distributions from:
Net investment income	—	(0.02)	(0.04)	(0.08)	(0.01)	—
Net realized gains	(0.12)	(0.07)	(2.12)	(4.89)	—	(0.22)
Total distributions	(0.12)	(0.09)	(2.16)	(4.97)	(0.01)	(0.22)
Net asset value, end of period	$23.16	$21.37	$17.24	$18.44	$21.85	$20.72

Total Return(2)	8.98%	24.59%	5.27%	8.30%	5.51%	35.56%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$171,328	$162,033	$72,224	$51,443	$43,281	$89,434

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	0.90%	0.93%	0.91%	0.92%	0.91%	0.89%
After expense
reimbursement/waiver(3)	0.87%	0.87%	0.90%	0.92%	0.90%	0.89%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver(3)	(0.15)%	0.10%	0.27%	0.38%	(0.05)%	(0.03)%

Portfolio Turnover(2)(4)	24%	23%	20%	21%	40%	26%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$21.37	$17.24	$17.82

Investment operations:
Net investment income (loss)(2)	(0.03)	0.01	—	(3)
Net realized and unrealized gain (loss) on investments	1.92	4.21	(0.58	)(4)
Total from investment operations	1.89	4.22	(0.58)

Less distributions from:
Net investment income	—	(0.02)	—
Net realized gains	(0.12)	(0.07)	—
Total distributions	(0.12)	(0.09)	—
Net asset value, end of period	$23.14	$21.37	$17.24

Total Return(5)	8.89%	24.57%	-3.25%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$242,611	$211,787	$87,274

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	0.98%	0.99%	1.00%
After expense reimbursement/waiver(6)	0.95%	0.92%	0.97%

Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver(6)	(0.23)%	0.04%	0.05%

Portfolio Turnover(5)(7)	24%	23%	20%

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class

	Six Months Ended		For the Period
	April 30, 2018	Year Ended	Inception(1) Through
	(Unaudited)	October 31, 2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$21.30	$17.23	$17.84

Investment operations:
Net investment loss(2)	(0.06)	(0.05)	—	(3)
Net realized and unrealized gain (loss) on investments	1.92	4.21	(0.61	)(4)
Total from investment operations	1.86	4.16	(0.61)

Less distributions from:
Net investment income	—	(0.02)	—
Net realized gains	(0.12)	(0.07)	—
Total distributions	(0.12)	(0.09)	—
Net asset value, end of period	$23.04	$21.30	$17.23

Total Return(5)	8.78%	24.12%	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$30,934	$4,935	$48

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	1.25%	1.29%	1.25%
After expense reimbursement/waiver(6)	1.22%	1.22%	1.22%

Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver(6)	(0.50)%	(0.25)%	(0.20)%

Portfolio Turnover(5)(7)	24%	23%	20%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2018

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square All-Cap Growth Fund (“All-Cap Growth Fund”), Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), Jackson Square Select 20 Growth Fund (“Select 20 Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”)  (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The All-Cap Growth Fund is a diversified series with its own investment objectives and policies within the Trust.  The Global Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The inception date of the All-Cap Growth Fund and Global Growth Fund was September 19, 2016.  The inception date of the Large-Cap Growth Fund was November 1, 2005, the inception date of the Select 20 Growth Fund was March 31, 2000, and the inception date of the SMID-Cap Growth Fund was December 1, 2003. The Large-Cap Growth Fund and SMID-Cap Growth Fund currently offer three shares of classes, the IS Class, the Institutional Class, and the Investor Class. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. The Global Growth Fund currently offers two classes of shares, the IS Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the shareholder servicing fees and voting rights on matters affecting a single share class.  The All-Cap Growth Fund and Select 20 Growth Fund currently offer only IS Class shares.  Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended April 30, 2018, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2014.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute substantially all net investment income and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share. For the period ended April 30, 2018, the following reclassification was made:

	Accumulated	Accumulated
	Undistributed Net	Undistributed Net	Paid-in
Fund	Investment Loss	Realized Gain	Capital
Select 20 Growth Fund	—	(9,095,015)	9,095,015

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to belong in Level 2 of the fair value hierarchy.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2018:

All-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,882,710	$228,395	$—	$5,111,105
Total Investments in Securities	$4,882,710	$228,395	$—	$5,111,105

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,353,443	$3,237,835	$—	$9,591,278
Total Investments in Securities	$6,353,443	$3,237,835	$—	$9,591,278

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$137,877,299	$—	$—	$137,877,299
Total Investments in Securities	$137,877,299	$—	$—	$137,877,299

Select 20 Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,443,820	$—	$—	$4,443,820
Total Investments in Securities	$4,443,820	$—	$—	$4,443,820

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$394,051,472	$14,038,923	$—	$408,090,395
Short-Term Investment	—	30,933,408	—	30,933,408
Total Investments in Securities	$394,051,472	$44,972,331	$—	$439,023,803

Transfers between Levels are recognized at the end of the reporting period. During the period ended April 30, 2018, the Funds recognized no transfers between Levels. The Funds did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Jackson Square Partners, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
All-Cap Growth Fund	0.65%
Global Growth Fund	0.80%
Large-Cap Growth Fund	0.55%
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
All-Cap Growth Fund	0.90%
Global Growth Fund	1.05%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. With respect to the SMID-Cap Growth Fund, fees waived by the Adviser from May 2, 2016 through September 16, 2016 may be recouped for a period of thirty-six months following the months during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2019 –	November 2019 –	November 2020 –
Fund	October 2019	October 2020	April 2021
All-Cap Growth Fund	$36,041	$80,625	$43,669
Global Growth Fund	41,347	96,508	50,390
Large-Cap Growth Fund	23,827	205,262	91,787
Select 20 Growth Fund	2,736	11,510	43,704
SMID-Cap Growth Fund	88,039	172,928	58,051

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Large-Cap Growth Fund and SMID-Cap Growth Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2018, the Investor Class of the Large-Cap Growth Fund and SMID-Cap Growth Fund incurred expenses of $63 and $14,043, respectively, pursuant to the Plan.

The Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended April 30, 2018, the Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund incurred shareholder servicing fees of $0, $0, and $93,835, respectively in the Institutional Class. The Large-Cap Growth Fund and SMID-Cap Growth Fund also incurred additional shareholder service fees of $0 and $5,618, respectively, in the Investor Class.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	All-Cap Growth Fund		Global Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018
IS Class:
Shares sold	1,174	93,890	19,202	208,036
Shares issued in reinvestment
of distributions	292	48	7,007	—
Shares redeemed	—	(7,716)	—	(5,818)
Net increase	1,466	86,222	26,209	202,218
Institutional Class:
Shares sold	—	—	—	44
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	44
Net increase in capital shares	1,466	86,222	26,209	202,262

	Large-Cap Growth Fund		Select 20 Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2017	April 30, 2018	October 31, 2017	April 30, 2018
IS Class:
Shares sold	644,511	977,994	7,215	572,205
Shares issued in reinvestment
of distributions	1,170,679	1,979,113	2,139,758	—
Shares redeemed-in-kind	—	—	(5,003,439)	—
Shares redeemed	(2,116,725)	(6,234,197)	(650,941)	(7,912,000)
Net decrease	(301,535)	(3,277,090)	(3,507,407)	(7,339,795)
Institutional Class:
Shares sold	114,677	8,587	—	—
Shares issued in reinvestment
of distributions	1,007	—	—	—
Shares redeemed	—	—	—	—
Net increase	115,684	8,587	—	—
Investor Class:
Shares sold	—	—	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	—
Net decrease in capital shares	(185,851)	(3,268,503)	(3,507,407)	(7,339,795)

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

	SMID-Cap Growth Fund
	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
IS Class:
Shares sold	914,548	4,076,602
Shares issued in reinvestment
of distributions	42,083	23,052
Shares redeemed	(1,138,231)	(707,683)
Net increase (decrease)	(181,600)	3,391,971
Institutional Class:
Shares sold	1,209,437	5,451,161
Shares issued in reinvestment
of distributions	54,980	29,012
Shares redeemed	(689,686)	(630,484)
Net increase	574,731	4,849,689
Investor Class:
Shares sold	1,190,092	255,580
Shares issued in reinvestment
of distributions	1,727	30
Shares redeemed	(80,636)	(26,772)
Net increase	1,111,183	228,838
Net increase in capital shares	1,504,314	8,470,498

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2018, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
All-Cap Growth Fund	$—	$—	$1,895,280	$1,439,090
Global Growth Fund	—	—	2,215,903	1,815,581
Large-Cap Growth Fund	—	—	35,083,661	57,699,687
Select 20 Growth Fund*	—	—	1,489,327	5,832,809
SMID-Cap Growth Fund	—	—	111,063,926	94,299,101

*	Sales exclude securities redeemed in-kind of $25,418,671.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2017, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
All-Cap Growth Fund	$862,156	$(130,458)	$731,671	$3,864,314
Global Growth Fund	1,902,519	(146,037)	1,756,482	7,458,391
Large-Cap Growth Fund	42,282,898	(6,493,449)	35,789,449	119,972,577
Select 20 Growth Fund	12,628,703	(1,707,939)	10,920,764	23,201,614
SMID-Cap Growth Fund	77,933,133	(15,082,279)	62,850,854	315,564,413

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses

At October 31, 2017, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
All-Cap Growth Fund	$—	$8,332	$(11,609)	$731,671	$728,394
Global Growth Fund	183,966	—	11	1,756,482	1,940,459
Large-Cap Growth Fund	1,351,386	15,648,024	—	35,789,449	52,788,859
Select 20 Growth Fund	—	11,244,442	(143,593)	10,920,764	22,021,613
SMID-Cap Growth Fund	6,612	2,171,267	(89,958)	62,850,854	64,938,775

As of October 31, 2017, the Funds had no capital loss carryovers. During the year ended October 31, 2017, the Select 20 Growth Fund utilized $783,421 in short-term capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable. For the taxable year ended October 31, 2017, the All-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund deferred, on a tax basis, late year ordinary losses of $11,601, $143,596, and $87,133, respectively.

The tax character of distributions paid during the period ended April 30, 2018 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Total
All-Cap Growth Fund	$—	$8,332	$8,332
Global Growth Fund	187,228	—	187,228
Large-Cap Growth Fund	1,524,583	15,648,098	17,172,681
Select 20 Growth Fund	—	11,244,462	11,244,462
SMID-Cap Growth Fund	—	2,178,014	2,178,014

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2018

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Total
All-Cap Growth Fund	$1,261	$—	$1,261
Global Growth Fund	—	—	—
Large-Cap Growth Fund	535,158	25,091,641	25,626,799
Select 20 Growth Fund	—	—	—
SMID-Cap Growth Fund	239,264	726,152	965,416

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $25,000,000 or 33.33% of the fair value of the Funds’ investments, whichever is less. The LOC matures, unless renewed on July 26, 2018. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions. The credit facility is with the Custodian. Interest is charged at the prime rate which was 4.75% as of April 30, 2018. The interest rate during the period was between 4.25%-4.75%. The Funds have authorized U.S. Bank N.A. to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2018, the Funds did not have any borrowings under the LOC.

10.  SECTOR RISKS

As of April 30, 2018, the All-Cap Growth Fund, Global Growth Fund, Large-Cap Growth Fund and Select 20 Growth Fund had a significant portion of their assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

As of April 30, 2018, the Large-Cap Growth Fund and Select 20 Growth Fund had a significant portion of their assets invested in the financial services sector. The financials services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2018, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Global Growth Fund	Charles Schwab	42.65%
Select 20 Growth Fund	Charles Schwab	29.26%
	Christopher Bonavico	27.96%
SMID-Cap Growth Fund	National Financial Services	30.71%

Jackson Square Funds

Additional Information (Unaudited)
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 20-21, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) regarding the Jackson Square All-Cap Growth Fund, the Jackson Square Global Growth Fund, the Jackson Square Large-Cap Growth Fund, the Jackson Square Select 20 Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 9, 2018, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Funds.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; (6) monitoring and maintaining each Fund’s

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted JSP’s strong capitalization and its assets under management.  The Trustees then considered the Funds’ portfolio managers and noted each portfolio manager’s extensive portfolio management and security research and analysis experience.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of JSP.  In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer funds according to Morningstar classifications, and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of each Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Jackson Square All-Cap Growth Fund.  The Trustees noted the Fund had underperformed its peer group median and average for the year-to-date and one-year periods ended October 31, 2017. The Trustees also noted that the Fund had underperformed its benchmark index over the same periods. The Trustees also considered that the Fund had achieved positive total returns since inception and observed that the Fund’s performance generally tracked the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Global Growth Fund.  The Trustees noted the Fund had significantly outperformed the peer group median and average for the year-to-date and one-year periods ended October 31, 2017.  The Trustees also observed that the Fund had significantly outperformed its benchmark index over the same periods.  The Trustees considered that the Fund had achieved positive total returns since inception and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Large-Cap Growth Fund.  The Trustees noted that the Fund had outperformed its peer group median and average for the year-to-date and ten-year periods ended October 31, 2017, but underperformed the peer group median and average for the one-year, three-year and five-year periods ended October 31, 2017.  The Trustees also noted that the Fund had outperformed its benchmark index over the year-to-date period ended October 31, 2017, but underperformed the benchmark index over all other periods ended October 31, 2017. The Trustees considered that the Fund had achieved positive total returns since inception and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Select 20 Growth Fund.  The Trustees noted that the Fund had underperformed its peer group median and average for the year-to-date, one-year, three-year, five-year and ten-year periods ended October 31, 2017.  The Trustees also observed that over the same periods the Fund had underperformed its benchmark index.  The Trustees also considered that the Fund had achieved positive returns for each relevant period since inception. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square SMID-Cap Growth Fund. The Trustees noted that the Fund had underperformed its peer group median and average for the year-to-date and one-year periods ended October 31, 2017, but outperformed its peer group median and average over the three-year, five-year and ten-year periods ended October 31, 2017. The Trustees noted that the Fund had also underperformed its benchmark index over year-to-date, one-year and five year periods ended October 31, 2017, but outperformed the index over the three-year and ten-year periods.  The Trustees also considered that the Fund had achieved positive total returns for all relevant periods since inception. The Trustees also observed that the Fund’s performance was consistent over the long-term with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12 month period ended September 30, 2017. In that regard, the Trustees considered the effect of an expense limitation agreement on JSP’s compensation and that JSP has contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  With respect to the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund, the Trustees noted that after giving effect to the expense limitation agreement, the relationship had not been profitable to JSP during the 12-month period ended September 30, 2017.  The Trustees noted that the relationship with the other JSP Funds had been profitable.  The Trustees then considered that the management fees that JSP charges to separately managed fee-paying accounts with similar investment strategies to that of the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund are generally lower than the management fee for the corresponding Fund, the management fees that JSP charges to separately managed fee-paying accounts with similar investment strategies to the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund range above and below the management fee of the corresponding Fund and the management fees that JSP charges to separately managed fee-paying accounts with similar investment strategies to the Jackson Square Select 20 Growth Fund are greater than the management fee of the Fund.  The Trustees took into account that JSP has additional responsibilities with respect to the Funds, including additional compliance obligations, greater cash management responsibilities and increased trading.  The Trustees concluded that JSP’s service relationship with the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund was not profitable to JSP but that the relationships with the other Funds yield a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Morningstar peer group.  The Trustees noted:

•
Jackson Square All-Cap Growth Fund.  The Fund’s management fee was lower than the peer group median and average management fee.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average total expenses, but the total expenses of the Institutional Class and Investor Class of the Fund were above the peer group median and average. When limited to comparably-sized funds, the total expenses of each class of the Fund were below the peer group average.

•
Jackson Square Global Growth Fund.  The Fund’s management fee was above the peer group median and average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average total expenses. The total expenses of the Institutional Class and Investor Class of the Fund were also above the peer group median and average but well within the range of expenses in the peer group.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square Large-Cap Growth Fund. The Fund’s management fee was considerably below the peer group median and average.  The total expenses of the IS Class and Institutional Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average expenses. The total expenses of the Investor Class of the Fund were equal to the peer group median and average expenses.

•
Jackson Square Select 20 Growth Fund.  The Fund’s management fee was lower than the peer group median and average management fees.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average expenses. Total expenses of the Institutional Class (after fee waivers and expense reimbursements) were below the peer group average but above the peer group median. When limited to comparably-sized funds, the total expenses of each class of the Fund (after fee waivers and expense reimbursements) were below the peer group average.

•
Jackson Square SMID-Cap Growth Fund.  The Fund’s management fee was equal to the peer group median and below the peer group average. The total expenses of the Fund’s IS and Institutional Classes (after fee waivers and expense reimbursements) were each lower than the peer group median and average total expenses. The total expenses of the Fund’s Investor Class (after fee waivers and expense reimbursements) were above the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continue to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future in response to asset growth in each of the Funds, but had noted concerns about potential capacity constraints associated with the SMID-Cap Growth Fund.  The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds.  The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
April 30, 2018

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)
The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Jackson Square Funds

Disclosures

The materials provided herein are for general information purposes only and may not be copied or redistributed without JSP’s prior consent.  The views expressed represent JSP’s assessment of the strategy and market environment as of the date identified herein and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice. The information in this presentation, including statements concerning financial markets is based on current market conditions, which will fluctuate and may be superseded by subsequent market events or for other reasons.

Holdings are as of the date provided and subject to change.  Please note that where a partial list of holdings has been provided, a full list is available upon request.

Mutual fund investing involves risk. Principal loss is possible. With the exception of the All-Cap Growth Fund, the Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore each Fund is more exposed to individual stock volatility than a diversified fund. Small- and Mid-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in foreign securities involve greater volatility and political economic and currency risks and differences in accounting methods. These risks are greater in emerging and frontier markets. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies. From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid.

Past performance is no guarantee of future results.

For comparison purposes, the indices are fully invested and include the reinvestment of income. Index returns do not reflect management fees, transaction costs, or expenses. The indices are unmanaged, and one cannot invest directly in an index. Benchmark information contained herein has been obtained from third party sources believed to be reliable, but we cannot guarantee its accuracy or completeness.  The volatility of the indices presented may be materially different from the performance of the Funds.  The indices employ different investment guidelines and criteria than the Funds; as a result, the holdings in the Funds may differ significantly from the securities that comprise the indices.  All third-party marks are the property of their respective owners. All performance data regarding the indices are historical and are not indicative of future results, and there can be no assurance that these or comparable results will actually be achieved by the strategies or that the strategies’ investment objectives will be achieved.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.  The index is unmanned and an investment cannot be made into the index.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure equity market performance across developed markets world-wide. Index “net” return reflects minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.  The index is unmanned and an investment cannot be made into the index.  The index is a service mark of MSCI Barra.  MSCI makes no express or implied warranties or

Jackson Square Funds

Disclosures – Continued

representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Earnings per share is a company’s profit divided by its number of common outstanding shares.

This report must be preceded or accompanied by a prospectus.

Jackson Square Partners, LLC is the adviser to the Jackson Square Partner Funds, which are distributed by Quasar Distributors, LLC.

(This Page Intentionally Left Blank.)

Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California  94111

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date  July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date  July 2, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date  July 2, 2018

* Print the name and title of each signing officer under his or her signature.